Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
Summary of Inventories
The following table summarizes our inventories at December 31, 2020 and 2019:

Millions of dollars	2020	2019
Finished products	$1,635	$1,960
Raw materials and work in process	666	600
Total inventories	$2,301	$2,560